Other Current Monetary Assets	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Current Monetary Assets [Abstract]
Other Current Monetary Assets
13.	OTHER CURRENT MONETARY ASSETS

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Time deposits and negotiable certificates of deposit with maturities of more than three months	$5,959	$4,596
Repurchase agreements collateralized by bonds with maturities of more than three months	15	—
Others	1,524	1,528
	$7,498	$6,124

The annual yield rates of time deposits, negotiable certificates of deposit and repurchase agreements collateralized by bonds with maturities of more than three months at the balance sheet dates were as follows:

	December 31
	2019	2020
Time deposits and negotiable certificates of deposit with maturities of more than three months	0.03%-2.73%	0.07%-2.25%
Repurchase agreements collateralized by bonds with maturities of more than three months	2.50%	—